LIQUIDITY (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Liquidity [Line Items]
Working Capital Deficiency			$ 3,559,425
Increased Cost Of Employees			2,100,000
Operating Loss	$ 1,167,135	$ 321,926	4,041,149	$ 127,516
Business Combination, Contingent Consideration, Liability, Current	1,930,440		2,626,323	0
Line of Credit, Current	3,000,000		1,215,000	$ 1,015,000
Business Combination, Integration Related Costs			1,100,000
TD Bank [Member]
Liquidity [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			1,215,000
TD Bank [Member] | Subsequent Event [Member]
Liquidity [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 3,000,000
IPO [Member]
Liquidity [Line Items]
Business Combination, Separately Recognized Transactions, Additional Disclosures, Acquisition Cost Expensed			$ 483,000